Subsequent events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
34. Subsequent events
Sale of partial shares of our subsidiary in response to the subsidiary’s share buyback
MHFG sold a part of its common shares of MHSC in response to the share buyback conducted by MHSC. The details are as follows.
(1) Reason of MHSC’s share buyback
MHSC conducted the share buyback for capital improvement following the MHFG Gr
o
up’s capital policy, which MHFG, the parent company of MHSC, presented in light of the MHFG Group’s financial structure reforms.
(2) The number of sold shares, the selling price and the date of the sale

The number of sold shares	1,205,211,726 shares
The selling price	¥370,000 millions of yen
The date of the sale	June 29, 2021

(3) Impact of the share sale on the MHFG Group’s future consolidated results of operations or financial condition.
The sale of some of MHSC’s shares is expected to impact the results of operations such as decreasing MHFG’s taxable income. Currently an estimated impact cannot be made as MHFG Group is evaluating the impact of this sale on the MHFG Group’s consolidated results of operations or financial condition.